Cover	12 Months Ended
Jun. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	We are filing this comprehensive Annual Report on Form 20-F for the fiscal year ended June 30, 2024 (“Comprehensive Form 20-F”). In filing this Comprehensive Form 20-F, we are restating our previously issued audited Consolidated Financial Statements as of and for the fiscal year ended June 30, 2024 (the “Prior Financial Statements”).Restatement Background As previously disclosed in our Report on Form 6-K filed with the Securities and Exchange Commission (the “SEC”) on August 20, 2025 , in connection with the preparation of our consolidated financial statements for the half year ended December 31, 2024, we, in consultation with the Audit Committee of our Board of Directors, concluded that the Prior Financial Statements should no longer be relied upon due to errors in such consolidated financial statements and should be restated to correct the misstatements therein. During the preparation of the consolidated financial statements for the half year ended December 31, 2024, a misstatement relating to employee service related Tranche 1 performance rights was identified. As at June 30, 2024, the performance conditions relating to the Tranche 1 rights had not been met. At June 30, 2024, the accumulative balance recorded in relation to the employee service rights should have been reversed through the profit or loss in accordance with IFRS 2 “Share-based Payments”. A restatement relating to the share-based payment expense and the share-based payment reserve to accurately reflect the impact has been recognised in the accompanying restated consolidated financial statements. Restatement Overview Other sections impacted by the restatement of the Prior Financial Statements are: ● Part I, Item 3D. Risk Factors ● Part I, Item 5. Operating and Financial Review and Prospects ● Part I, Item 8. Financial Information ● Part II, Item 15. Controls and Procedures We have not filed, and do not intend to file, amendments to the previously filed Form 20-F for the year ended June 30, 2023, or any prior years. Accordingly, investors should rely only on the financial information and other disclosures regarding the restated periods in this Comprehensive Form 20-F or in future filings with the SEC (as applicable), and not on any previously issued or filed reports, earnings releases or similar communications relating to these periods. Refer to Note 31 “Restatement of 30 June 2024 Balances” in the accompanying consolidated financial statements included in Part I, Item 8 for additional information. Internal Control Considerations In connection with the restatement of the consolidated financial statements, management has evaluated its disclosure controls and procedures and internal control over financial reporting as of June 30, 2024. As a result of that assessment, management has concluded that an additional material weakness existed as of June 30, 2024, as follows: ● Inadequate review of non-routine and judgmental transactions ● Inadequate controls over share-based payment accounting ● Inadequate controls over financial statement closing process For a discussion of management’s consideration of disclosure controls and procedures, internal controls over financial reporting, and the material weaknesses identified, see Part II, Item 15. Investors and other readers should rely only on the financial information and other disclosures regarding the periods described above in this Comprehensive Form 20-F and in any other future filings with the SEC (as applicable) and should not rely on any previously issued or filed reports, press releases, corporate presentations or similar communications relating to the periods described above.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-41333
Entity Registrant Name	Locafy Limited
Entity Central Index Key	0001875547
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	246 Churchill Avenue
Entity Address, City or Town	Subiaco WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,382,185
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Firm ID	2233
Auditor Name	GRANT THORNTON AUDIT PTY LTD
Auditor Location	Perth, Western Australia
Ordinary shares no par value per share [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	LCFY
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	LCFYW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	246 Churchill Avenue
Entity Address, City or Town	Subiaco WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
City Area Code	+61
Local Phone Number	409 999 339
Contact Personnel Name	Gavin Burnett